          John Hancock Pacific Basin Equities Fund, January 1, 1995

                Supplement to Class A and Class B Prospectus


The "Qualifying for a Reduced Sales Charge" section under SHARE PRICE is supplemented as follows:


         Effective March 15, 1995, participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account may purchase Class A shares of the Fund without an initial sales charge but if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a contingent deferred sales charge will be imposed at the rate for Class A shares described in the prospectus.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege

The paragraph under this heading regarding exchanges of Class B shares into John Hancock Cash Management Fund is deleted in its entirety and replaced by:

         You may exchange Class B shares of the Fund(s) into Class B shares of John Hancock Money Market Fund at net asset value. However, you will continue to be subject to a CDSC upon redemption.


September 29, 1995

5800S-9/95

              John Hancock Global Retail Fund, January 1, 1995

                Supplement to Class A and Class B Prospectus

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege

The paragraph under this heading regarding exchanges of Class B shares into John Hancock Cash Management Fund is deleted in its entirety and replaced by:

         You may exchange Class B shares of the Fund(s) into Class B shares of John Hancock Money Market Fund at net asset value. However, you will continue to be subject to a CDSC upon redemption.


September 29, 1995

3000S-9/95

                         JOHN HANCOCK GLOBAL RX FUND
                         CLASS A AND CLASS B SHARES

               SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 1995



ORGANIZATION AND MANAGEMENT OF THE FUND

         The fourth paragraph under this heading (on p. 9) is deleted in its entirety and replaced by:

         Day to day management of the Fund is carried out by Michael P. DiCarlo, supported by an investment team of sector and global specialists from the Adviser's equity group. Mr. DiCarlo also manages John Hancock Special Equities Fund, John Hancock Special Opportunities Fund, and oversees the Adviser's equity management operation. Mr. DiCarlo is a Senior Vice President of the Adviser and has been associated with the Adviser since 1984.


The "Qualifying for a Reduced Sales Charge" section under SHARE PRICE is supplemented as follows:

         Effective March 15, 1995, participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account may purchase Class A shares of the Fund without an initial sales charge but if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a contingent deferred sales charge will be imposed at the rate for Class A shares described in the prospectus.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege

The paragraph under this heading regarding exchanges of Class B shares into John Hancock Cash Management Fund is deleted in its entirety and replaced by:

         You may exchange Class B shares of the Fund(s) into Class B shares of John Hancock Money Market Fund at net asset value. However, you will continue to be subject to a CDSC upon redemption.

September 29, 1995
2800S-9/95